GOODWILL - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions through business combinations	$ 1,157	$ 1,286
Private equity
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	9.70%	12.00%
Terminal growth rate	2.90%	4.00%
Period of forecasted average growth rate	5 years
Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	15.00%
Terminal capitalization multiples	8.9
Terminal year of cash flow	10 years
Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate	7.70%	8.30%
Long-term growth rate	2.30%	2.30%
Greenergy | Private equity
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions through business combinations	$ 342
NTS | Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions through business combinations	804
IFC Seoul | Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions through business combinations	$ 221